INCOME TAXES (Narrative) (Details) $ in Thousands, ₪ in Billions	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Required income from exports, percent		25.00%	25.00%
Withholding tax rate		15.00%	15.00%
Trapped Profits Agreement Net Effect					$ 3,700
Corporate tax rate		23.00%	23.00%
Taxable income in Israel is attributable to Preferred Enterprises tax rate		16.00%	16.00%
Deferred tax liability			$ 8,495	$ 10,574
Unrecognized deferred tax liability related to the Israel income taxes of undistributed earnings of foreign subsidiaries indefinitely invested outside the Israel			49,777
Unrecognized Tax Benefits Presented As Reduction From Deferred Tax Assets			$ 3,852	$ 2,799
Minimum [Member]
Corporate tax on income if approved enterprise status earnings are distributed		10.00%	10.00%
Permanent reduction in corporate tax rate		21.00%	21.00%
The minimum holding rate by foreign investors for which the company will be entitled to a reduced tax rate on dividend		15.00%	15.00%
Maximum [Member]
Corporate tax on income if approved enterprise status earnings are distributed		25.00%	25.00%
Permanent reduction in corporate tax rate		35.00%	35.00%
The minimum holding rate by foreign investors for which the company will be entitled to a reduced tax rate on dividend		20.00%	20.00%
Foreign-Derived Intangible Income [Member]
Corporate tax rate						13.125%
Law for the Encouragement of Capital Investments Investment First Plan [Member]
Period of full tax exemption		4 years	4 years
Tax rate after full exemption period		25.00%	25.00%
Post exemption period		3 years	3 years
Law for the Encouragement of Capital Investments Investment Plan Second and Third Plans [Member]
Period of full tax exemption		2 years	2 years
Tax rate after full exemption period		25.00%	25.00%
Post exemption period		5 years	5 years
Development Area A [Member]
Tax rate applicable to approved industrial enterprise, 2015 and after		6.00%	6.00%
Tax rate applicable to approved industrial enterprise, 2013-2014		7.00%	7.00%
Development Area A [Member] | Minimum [Member]
Taxable income in Israel is attributable to Preferred Enterprises tax rate		9.00%	9.00%
Development Area A [Member] | Maximum [Member]
Taxable income in Israel is attributable to Preferred Enterprises tax rate		7.50%	7.50%
Outside development area A [Member]
Tax rate applicable to approved industrial enterprise, 2015 and after		12.00%	12.00%
Tax rate applicable to approved industrial enterprise, 2013-2014		12.50%	12.50%
Taxable income in Israel is attributable to Preferred Enterprises tax rate		16.00%	16.00%
Preferred Area A [Member]
Withholding tax rate		15.00%	15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after		6.00%	6.00%
Required percentage of export of company' s total turnover		25.00%	25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012		10.00%	10.00%
Tax rate applicable to approved industrial enterprise, 2013-2014		7.00%	7.00%
The minimum holding rate by foreign investors for which the company will be entitled to a reduced tax rate on dividend		20.00%	20.00%
Outside Preferred Area A [Member]
Tax rate applicable to approved industrial enterprise during the current period and the next rolling twelve months following the latest balance sheet presented in other than Development Zone A		15.00%	15.00%
Tax rate applicable to approved industrial enterprise, 2015 and after		12.00%	12.00%
Required percentage of export of company' s total turnover		25.00%	25.00%
Tax rate applicable to approved industrial enterprise, 2011-2012		15.00%	15.00%
Tax rate applicable to approved industrial enterprise, 2013-2014		12.50%	12.50%
Preferred Technological Enterprises [Member]
The limit of consolidated revenue for which the Company is entitled to be considered a preferred technology enterprise | ₪		₪ 10
Technological preferred enterprise subject tax rate		12.00%	12.00%
Foreign Investors [Member]
The minimum holding rate by foreign investors for which the company will be entitled to a reduced tax rate on dividend		90.00%	90.00%
Subsequent Event [Member] | Foreign-Derived Intangible Income [Member]
Corporate tax rate	16.406%